FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:         //

                  or fiscal year ending:  12 /31 /99

Is this a transition report? (Y/N)      N

Is this an amendment to a previous filing? (Y/N)     N

Those items or sub-items with a box "|_|" after the item number should be completed only if the answer has changed from the previous filing on this form.


1.       A.       Registrant Name:          Life Insurance Company of North
                                            America Separate Account A

         B.       File Number:              811-1691

         C.       Telephone Number:         512/404-5000

2.       A.       Street:                   1601 Chestnut Street

         B:       City: Philadelphia C. State: PA  D: Zip Code: 19101  Zip Ext:

         E.       Foreign Country:          Foreign Postal Code:

3.       Is this the first filing on this form by Registrant? (Y/N)          N

4.       Is this the last filing on this form by Registrant? (Y/N)           N

5.       Is Registrant a small business investment company (SBIC)? (Y/N)     N
         [If answer is "Y" (Yes), complete only items 89 through 110.]

6.       Is Registrant a unit investment trust (UIT)? (Y/N)                  Y
         [If answer is "Y" (Yes) complete only items 111 through 132.]

7.       A.  Is Registrant a series or multiple portfolio company? (Y/N)
             [If answer is "N" (No), go to item 8.]

         B. How many separate series or portfolios did Registrant have at the end of the period?

                                                            SEC 2100 (4-98)

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If filing more than one
Page 47, "X" box:   |_|

For period ending       12/31/99

File number 811- 1691

UNIT INVESTMENT TRUSTS


111.     A.   [/] Depositor Name:

         B.   [/] File Number (If any):

         C.   [/] City:       State:         Zip Code:     Zip Ext.:

              [/]Foreign Country:           Foreign Postal Code:

111.     A.   [/] Depositor Name:

         B.   [/] File Number (If any):

         C.   [/] City:       State:          Zip Code:    Zip Ext.:

               [/]Foreign Country:          Foreign Postal Code:


112.     A.   [/] Sponsor Name:

         B.   [/] File Number (If any):

         C.   [/] City:       State:          Zip Code:    Zip Ext.:

              [/] Foreign Country:          Foreign Postal Code:

112.     A.   [/] Sponsor Name:

         B.   [/] File Number (If any):

         C.   [/] City:       State:          Zip Code:    Zip Ext.:

              [/] Foreign Country:          Foreign Postal Code:

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If filing more than one
Page 48, X box:  |_|

For period ending  12/31/99

File number 811- 1691


113.     A.   [/] Trustee Name:

         B.   [/] City:             State:           Zip Code:       Zip Ext:

              [/] Foreign Country:               Foreign Postal Code:

113.     A.   [/] Trustee Name:

         B.   [/] City:             State:           Zip Code:       Zip Ext.:

              [/] Foreign Country:               Foreign Postal Code:


114.     A.   [/] Principal Underwriter Name:

         B.   [/] File Number: 8-

         C.   [/] City:             State:           Zip Code:       Zip Ext.:

              [/] Foreign Country:               Foreign Postal Code:

114.     A.   [/] Principal Underwriter Name:

         B.   [/] File Number: 8-

         C.   [/] City:             State:           Zip Code:       Zip Ext.:

              [/] Foreign Country:               Foreign Postal Code:


115.     A.   [/] Independent Public Accountant Name:

         B.   [/] City:             State:           Zip Code:       Zip Ext.:

              [/] Foreign Country:               Foreign Postal Code:

115.     A.   [/] Independent Public Accountant Name:

         B.   [/] City:             State:            Zip Code:      Zip Ext.:

              [/] Foreign Country:               Foreign Postal Code:

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If filing more than one
Page 49, X box:  |_|

For period ending  12/31/99

File number 811- 1691


116.     Family of investment companies information:

         A.   [/] Is Registrant part of a family of investment companies?(Y/N)
                                                                           Y/N
         B.   [/] Identify the family in 10 letters:
              (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117.     A    [/] Is Registrant a separate account of an insurance company?(Y/N)
                                                                            Y/N
            If answer is Y (Yes), are any of the following types of contracts funded by the Registrant?:

         B.   [/] Variable annuity contracts? (Y/N)
                                                                            Y/N
         C.   [/] Scheduled premium variable life contracts? (Y/N)
                                                                            Y/N
         D.   [/] Flexible premium variable life contracts? (Y/N)
                                                                            Y/N
         E. [/] Other types of insurance products registered under the Securities Act of 1933? (Y/N)
                                                                            Y/N
118.     [/] State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933

119.     [/] State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period

120.     [/] State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted)$

121.     [/] State the number of series for which a current prospectus was in existence at the end of the period

122.     [/] State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period

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If filing more than one
Page 50, X box: |X|

For period ending   12/31/99

File number 811- 1691


123.     [ ] State the total value of the additional units considered in
             answering item 122 ($000's omitted)     $ 0


124.     [/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's omitted) $

125.     [ ] State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the
             sale of units of all series of Registrant ($000 omitted) $   0

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's omitted) $ 0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                     Number of    Total Assets    Total Income
                                      Series        ($000's       Distributions
                                     Investing      omitted)    ($000's omitted)


A.       U.S. Treasury direct issue               $               $

B.       U.S. Government agency                   $               $

C.       State and municipal tax-free             $               $

D.       Public utility debt                      $               $

E.       Brokers or dealers debt or
         debt of brokers' or
         dealers' parent                          $               $




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F.       All other corporate intermed. &
         long-term debt                           $                $


G.       All other corporate short-term
         debt                                     $                $

H.       Equity securities of brokers or
         dealers or parents of brokers or
         dealers                                  $                $

I.       Investment company equity
         securities                        7      $ 67,234         $  6,249

J.       All other equity securities              $                $

K.       Other securities                         $                $

L.       Total assets of all series of
         registrant                        7      $ 67,234         $  6,249


                                      -50A-

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If filing more than one
Page 51, "X" box: |_|

For period ending   12/31/99

File number 811-    1691


128.     [ ]  Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity
              other than the issuer?   (Y/N)

              [If answer is "N" (No), go to item 131].                    Y/N

129.     [/]  Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)

             [If answer is "N" (No), go to item 131].                     Y/N

130.     [/]  In computations of NAV or offering price per unit, if any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)

131.          Total expense incurred by all series of Registrant during the
              current reporting period ($000's omitted)      $604

132.     [/]  List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

         811-          811-          811-           811-          811-

         811-          811-          811-           811-          811-

         811-          811-          811-           811-          811-

         811-          811-          811-           811-          811-

         811-          811-          811-           811-          811-

         811-          811-          811-           811-          811-

         811-          811-          811-           811-          811-

         811-          811-          811-           811-          811-

         811-          811-          811-           811-          811-




                                      -51-

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                                 Signature Page


     This report is signed on behalf of the registrant in the city of Philadelphia and the State of Pennsylvania on the day of February, 2000.



                                               Life Insurance Company of
                                               North America Separate Account A

                                    By:  Life Insurance Company of North America

                                               \s\  Peter V. Vogt
                                                    Senior Vice President and
                                                    Chief Financial Officer




Witness

\s\  Walter E. Heindl
     Senior Counsel


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